SCHEDULE OF CLASSIFIED WITHIN PROFIT AND LOSS (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Selling and marketing expenses	$ 1,389,221	$ 1,367,546	$ 3,627,449	$ 3,469,952
General and administrative expense	2,238,324	1,166,461	4,878,820	3,238,314
VP Technology/VP Sales International [Member]
IfrsStatementLineItems [Line Items]
Selling and marketing expenses	66,000	36,000	194,000	297,000
Companies controlled by the CEO, CFO and Directors [Member]
IfrsStatementLineItems [Line Items]
General and administrative expense	$ 506,000	$ 356,000	$ 1,208,000	$ 878,000